Other Debt Securities - Summary of Other Debt Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	$ 56,433,583	$ 49,852,407	$ 36,002,853
Debt Securities of Financial Trust provisional Best Consumer Finance	8,151,176	1,386,173	1,576,916
TOTAL OTHER DEBT SECURITIES	64,584,759	51,238,580	37,579,769
Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	604,766	1,025,158	992,887
Subtotal foreign private securities	604,766	1,025,158	992,887
Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	758,909	584,805	6,347,181
Subtotal foreign private securities	758,909	584,805	6,347,181
Debt Securities of Financial Trust provisional Best Consumer Finance	8,148,427	179,719	230,107
Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	55,069,908	48,215,005	27,882,545
Subtotal foreign private securities	55,069,908	48,215,005	27,882,545
Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	506,975	27,439	273,265
Subtotal foreign private securities	506,975	27,439	273,265
Debt Securities of Financial Trust provisional Best Consumer Finance	2,749	1,206,454	1,346,809
US Treasury Bill - Maturity: 01-18-2018 [member] | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017		664,910
Subtotal foreign private securities		664,910
US Treasury Bill - Maturity: 01-11-2018 [member] | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017		360,248
Subtotal foreign private securities		360,248
US Treasury Bill - Maturity: 01-12-2017 [member] | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			788,458
Subtotal foreign private securities			788,458
US Treasury Bill - Maturity: 01-05-2017 [member] | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			204,429
Subtotal foreign private securities			204,429
Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	157,044	173,415
Consolidation bonds in pesos Serie 8 - Maturity: 10-04-2022 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017		73,418	204,689
Subtotal foreign private securities		73,418	204,689
Secured bonds in pesos under Presidential Decree No. 1579/02 at 2% - Maturity: 02-04-2018 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017		16,811	69,842
Subtotal foreign private securities		16,811	69,842
Debt Securities of Financial Trust provisional Best Consumer Finance		6,304	39,202
Treasury Bills in US dollars - Maturity: 03-20-2017 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			1,454,779
Subtotal foreign private securities			1,454,779
Debt Securities of Province of Buenos Aires Series I Class II - Maturity: 12-06-2019 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			630,589
Subtotal foreign private securities			630,589
Federal government bonds in pesos - Badlar Private + 250 PBS. - Maturity: 03-11-2019 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			259,593
Subtotal foreign private securities			259,593
Province of Neuqun Treasury bills Class 2 Series II - Maturity: 06-06-2018 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			258,361
Subtotal foreign private securities			258,361
Province of Ro Negro Treasury bills Class 1 Series VI - Maturiry: 03-15-17 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			173,456
Subtotal foreign private securities			173,456
Other [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			304,362
Subtotal foreign private securities			304,362
Central Bank of Argentina Internal Bills in pesos - Maturity: 03-21-2018 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017		9,350,534
Subtotal foreign private securities		9,350,534
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-17-2018 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017		8,957,070
Subtotal foreign private securities		8,957,070
Central Bank of Argentina Internal Bills in pesos - Maturity: 05-16-2018 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017		8,518,595
Subtotal foreign private securities		8,518,595
Central Bank of Argentina Internal Bills in pesos - Maturity: 04-18-2018 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017		8,307,994
Subtotal foreign private securities		8,307,994
Central Bank of Argentina Internal Bills in pesos - Maturity: 02-21-2018 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017		7,894,139
Subtotal foreign private securities		7,894,139
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			9,750,192
Subtotal foreign private securities			9,750,192
Central Bank of Argentina Internal Bills in pesos - Maturity: 02-15-2017 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			5,019,716
Subtotal foreign private securities			5,019,716
Central Bank of Argentina Bills other [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017		5,186,673	13,112,637
Subtotal foreign private securities		5,186,673	13,112,637
Corporate Bonds Telecom Personal SA Series 4 - Maturity: 11-16-2018 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	193,854
Subtotal foreign private securities	193,854
Corporate Bonds Telecom Personal SA Series 3 - Maturity: 05-16-2018 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	96,106
Subtotal foreign private securities	96,106
Corporate Bonds Genneia SA Class 19 - Maturity: 02-16-2017 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	96,323
Subtotal foreign private securities	96,323
Corporate Bonds Albanesi SA Class 2 - Maturity: 10-25-2018 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	39,092
Subtotal foreign private securities	39,092
Corporate Bonds Ledesma SA Class 3 - Maturity: 04-01-2017 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	26,404
Subtotal foreign private securities	26,404
Corporate Bond Integracin Elctrica Sur Arg. SA Class 4 - Maturity: 09-26-2017 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	24,263
Subtotal foreign private securities	24,263
Corporate Bond Banco Hipotecario Series 32 - Maturity: 05-30-2017 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	19,404
Subtotal foreign private securities	19,404
Corporate Bonds Arcor SAIC Class 8 - Maturity: 06-15-2017 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	11,529
Subtotal foreign private securities	11,529
Corporate Bonds Chevron Corp - Maturity: 03-03-2019 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017		27,439	31,379
Subtotal foreign private securities		27,439	31,379
Corporate Bonds Ford Motor Credit Corp LLC - Maturity: 01-15-2020 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			34,413
Subtotal foreign private securities			34,413
Corporate Bonds The Dow Chemical Corp - Maturity: 05-15-2019 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			66,932
Subtotal foreign private securities			66,932
Corporate Bonds Johnson & Johnson - Maturity: 07-15-2018 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			31,281
Subtotal foreign private securities			31,281
Corporate Bonds Wal Mart Stores - Maturity: 02-01-2019 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			30,920
Subtotal foreign private securities			30,920
Corporate Bonds Microsoft Corp - Maturity: 06-01-2019 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			30,837
Subtotal foreign private securities			30,837
Corporate Bonds Shell Intl Fin - Maturity: 09-22-2019 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			31,029
Subtotal foreign private securities			31,029
Corporate Bondss Celulosa Arauco - Maturity: 07-29-2019 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017			16,474
Subtotal foreign private securities			16,474
Federal government bonds in pesos - Fixed rate 26% - Maturity: 11-21-2020 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	7,991,383
Federal government bonds in pesos Badlar + 2.00 - Maturity: 03-28-17 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance			185,597
Bonds Consadep Tucumn - Series 1 in pesos - Maturity: 02-04-2018 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance			5,308
Debt Securities of Financial Trust SAT SAPEM - Maturity: 01-10-2019 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	2,749	11,178	20,283
Debt Securities of Financial Trust provisional Consubond [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		532,062	517,862
Debt Securities of Financial Trust provisional Secubono [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		163,228	229,634
Debt Securities of Financial Trust provisional Garbarino [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		100,502
Debt Securities of Financial Trust provisional Accicom Prstamos Personales [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		75,360	113,945
Debt Securities of Financial Trust provisional Credicuotas Consumo [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		74,152	28,300
Debt Securities of Financial Trust provisional Agrocap [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		68,629
Debt Securities of Financial Trust provisional Mila [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		48,657	47,256
Debt Securities of Financial Trust provisional Best Consumer Directo [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		47,447
Debt Securities of Financial Trust provisional Best Consumer Finance [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		47,374
Other private securities [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		37,865	389,529
Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
TOTAL OTHER DEBT SECURITIES	42,646,037	49,593,075	4,862,250
Level 1 [member] | US Treasury Bill - Maturity: 01-13-2019 [member] | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	226,836
Subtotal foreign private securities	226,836
Level 1 [member] | US Treasury Bill - Maturity: 01-02-2019 [member] | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	189,042
Subtotal foreign private securities	189,042
Level 1 [member] | US Treasury Bill - Maturity: 01-15-2019 [member] | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	188,888
Subtotal foreign private securities	188,888
Level 1 [member] | Federal government bonds in US dollars at 8.75% - Maturity: 05-07-2024 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	530,833	492,431	533,894
Subtotal foreign private securities	530,833	492,431	533,894
Level 1 [member] | Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	146,446	2,145	2,457,616
Subtotal foreign private securities	146,446	2,145	2,457,616
Level 1 [member] | International bonds of the Argentina Republic in US dollars at 7.125 - Maturity: 06-28-2117 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	81,630
Subtotal foreign private securities	81,630
Level 1 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-04-2019 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	15,546,415
Subtotal foreign private securities	15,546,415
Level 1 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity 01-02-2019 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	12,404,850
Subtotal foreign private securities	12,404,850
Level 1 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-03-2019 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	7,926,384
Subtotal foreign private securities	7,926,384
Level 1 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-07-2019 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	5,404,713
Subtotal foreign private securities	5,404,713
Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
TOTAL OTHER DEBT SECURITIES	13,787,546	$ 259,332	$ 31,140,603
Level 2 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-08-2019 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017	13,787,546
Subtotal foreign private securities	$ 13,787,546